Accounts receivable from subscribers, distributors, recoverable taxes and other, net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Analysis of Accounts Receivable by Component

a) An analysis of accounts receivable by component at December 31, 2016 and 2017 is as follows:

	At December 31,
	2016		2017
Subscribers and distributors	Ps.	186,744,954	Ps.	178,722,706
Telecommunications carriers for network interconnection and other services		9,649,849		8,671,416
Recoverable taxes		41,899,517		40,477,188
Sundry debtors		16,016,756		14,736,340

		254,311,076		242,607,650
Less: Allowance for bad debts		(37,351,677)		(39,044,925)

Net	Ps.	216,959,399	Ps.	203,562,725

Non-current subscribers and distributors		11,184,860		9,786,581

Total current Subscribers, distributors, recoverable taxes and other, net	Ps.	205,774,539	Ps.	193,776,144

Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts

b) Changes in the allowance for bad debts were as follows:

	For the years ended December 31,
	2015	2016	2017
Balance at beginning of year	Ps. (25,685,528)	Ps. (27,495,158)	Ps. (37,351,677)
Increases recorded in expenses	(13,171,120)	(16,987,769)	(20,744,242)
Write-offs	9,555,734	12,587,567	17,713,992
Business combination			(22,120)
Translation effect	1,805,756	(5,456,317)	1,359,122

Balance at end of year	Ps. (27,495,158)	Ps. (37,351,677)	Ps. (39,044,925)

Receivable from subscribers and distributors [member]
Summary of Accounts Receivable from Subscribers and Distributors Included in the Allowance for Doubtful Accounts

d) The following table shows the accounts receivable from subscribers and distributors included in the allowance for doubtful accounts, as of December 31, 2016 and 2017:

	Total	61-90 days	Greater than 90 days
December 31, 2016	Ps. 37,351,677	Ps. 3,970,770	Ps. 33,380,907
December 31, 2017	Ps. 39,044,925	Ps. 3,807,945	Ps. 35,236,980

Summary of Aging of Accounts Receivable

c) The following table shows the aging of accounts receivable at December 31, 2016 and 2017, for subscribers and distributors:

Past due
	Total	Unbilled services provided	1-30 days	31-60 days	61-90 days	Greater than 90 days
December 31, 2016	Ps. 186,744,954	Ps. 113,014,706	Ps. 19,175,008	Ps. 5,835,162	Ps. 4,209,456	Ps. 44,510,622
December 31, 2017	Ps. 178,722,706	Ps. 78,384,174	Ps. 46,758,825	Ps. 6,780,671	Ps. 4,375,188	Ps. 42,423,848